Investments in Unconsolidated Entities (Tables)	12 Months Ended
Dec. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
Equity and measurement alternative method investments	TDS' Investments in unconsolidated entities are accounted for using either the equity method or measurement alternative method as shown in the table below. The carrying value of measurement alternative method investments represents cost minus any impairments plus or minus any observable price changes.

December 31,	2020	2019
(Dollars in millions)
Equity method investments:
Capital contributions, loans, advances and adjustments	$115	$116
Cumulative share of income	2,278	2,099
Cumulative share of distributions	(1,937)	(1,748)
Total equity method investments	456	467
Measurement alternative method investments	21	21
Total investments in unconsolidated entities	$477	$488
The following tables, which are based on unaudited information provided in part by third parties, summarize the combined assets, liabilities and equity, and results of operations of TDS’ equity method investments:

December 31,	2020	2019
(Dollars in millions)
Assets
Current	$1,232	$1,516
Noncurrent	5,908	5,776
Total assets	$7,140	$7,292

Liabilities and Equity
Current liabilities	$646	$626
Noncurrent liabilities	1,124	1,132
Partners’ capital and shareholders’ equity	5,370	5,534
Total liabilities and equity	$7,140	$7,292

Year Ended December 31,	2020	2019	2018
(Dollars in millions)
Results of Operations
Revenues	$6,702	$6,929	$6,801
Operating expenses	4,753	5,043	4,985
Operating income	1,949	1,886	1,816
Other income (expense), net	13	(24)	9
Net income	$1,962	$1,862	$1,825